SHARE CAPITAL AND RESERVES (Details 9) - Derivative Liability [Member] - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of financial liabilities [line items]
Risk-free interest rate	15.00%
Dividend yield
Expected life	3 months 29 days
Volatility	94.00%
Discount rate	20.00%
Weighted average fair value per warrant	$ 0.36
US [Member]
Disclosure of financial liabilities [line items]
Risk-free interest rate			2.08%
Dividend yield			0.00%
Expected life			2 years 3 months
Volatility			102.00%
CANADA
Disclosure of financial liabilities [line items]
Risk-free interest rate		1.70%	2.16%
Dividend yield		0.00%	0.00%
Expected life		9 months	1 year 9 months
Volatility		106.00%	114.00%
Probability of exercise		75.00%	20.00%